Earnings Per Share	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
EARNINGS PER SHARE
29.	earnings per share

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2019	2018	2017

Profit for the year attributable to the equity holders of parent (USD)	23,565,399	25,541,703	7,031,340
Weighted average number of shares during the year – basic and diluted	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	0.17	0.18	0.05